Share-Based Compensation - Total Compensation Cost and Related Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 76.1	$ 95.3	$ 94.4
Income tax benefit related to share-based compensation expense	24.4	28.6	28.5
Operational Efficiency Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	2.5	8.5
Income tax benefit related to share-based compensation expense	$ 0.8	$ 2.4
Transformation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			5.5
Income tax benefit related to share-based compensation expense			$ 2.0